Label	Element	Value
Document And Entity Information Elements	ck0001174610_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 29, 2015
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2015
Document Effective Date	dei_DocumentEffectiveDate	Feb. 02, 2015
Prospectus Date	rr_ProspectusDate	Feb. 02, 2015